Investments (Tables)	12 Months Ended
Jun. 30, 2021
Investments [Abstract]
Schedule of investment balances
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$
Short-term investments
- Private equity funds product-A	2,000	-	-
- Private equity funds product-B	2,000	-	-
Total short-term investments	4,000	-	-